OTHER FINANCE INCOME AND EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Income And Cost [Abstract]
Interest income	$ 4,858	$ 3,663	$ 85
Foreign currency gains	1,985	0	4,400
Other finance income	6,843	3,663	4,485
Foreign currency losses	0	(2,971)	0
Interest loans and borrowings	(7,699)	(4,876)	(4,736)
Interest leases	(1,038)	(1,088)	(622)
Fees and expenses on repayment and issuance convertible bonds	(1,151)	0	0
Other finance expenses	(56)	(134)	(105)
Other finance expenses	(9,944)	(9,069)	(5,463)
Total other finance income and expense	$ (3,101)	$ (5,406)	$ (978)